Real Estate Investments, Net - Investments in Consolidated Properties (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Real Estate Properties [Line Items]
Real estate investment, at cost	$ 1,006,594,000	$ 1,002,859,000	$ 946,118,000
Less: accumulated depreciation	(89,081,000)	(81,279,000)	(51,058,000)
Real estate investments, net	917,513,000	921,580,000	895,060,000
Building and Building Improvements
Real Estate Properties [Line Items]
Real estate investment, at cost	888,055,000	884,816,000	836,091,000
Land
Real Estate Properties [Line Items]
Real estate investment, at cost	109,771,000	109,444,000	103,371,000
Furniture, fixtures, and equipment
Real Estate Properties [Line Items]
Real estate investment, at cost	$ 8,768,000	$ 8,599,000	$ 6,656,000